Condensed Consolidating Supplemental Guarantor Information (Notes)	12 Months Ended
Dec. 31, 2018
Condensed Consolidating Supplemental Guarantor Information [Abstract]
Condensed Consolidating Supplemental Guarantor Information
17. GUARANTOR FINANCIAL STATEMENTS

The Company's 5.00% Notes, 4.625% Notes, 5.875% Notes and 6.375% Notes are guaranteed by the Company's subsidiary, NCR International, Inc. (Guarantor Subsidiary), which is 100% owned by the Company and has guaranteed fully and unconditionally the obligations to pay principal and interest for these senior unsecured notes. The guarantees are subject to release under certain circumstances as described below:

•	the designation of the Guarantor Subsidiary as an unrestricted subsidiary under the indenture governing the notes;

•	the release of the Guarantor Subsidiary from its guarantee under the Senior Secured Credit Facility;

•	the release or discharge of the indebtedness that required the guarantee of the notes by the Guarantor Subsidiary;

•	the permitted sale or other disposition of the Guarantor Subsidiary to a third party; and

•	the Company's exercise of its legal defeasance option of its covenant defeasance option under the indenture governing the notes.

Refer to Note 6, "Debt Obligations" for additional information.

In connection with the previously completed exchange offers for the 5.00% Notes, 4.625% Notes, 5.875% Notes and 6.375% Notes, the Company is required to comply with Rule 3-10 of SEC Regulation S-X (Rule 3-10), and has therefore included the accompanying Consolidating Financial Statements in accordance with Rule 3-10(f) of SEC Regulation S-X.

The following supplemental information sets forth, on a consolidating basis, the statements of operations and comprehensive income (loss), the balance sheets and the statements of cash flows for the parent issuer of these senior unsecured notes, for the Guarantor Subsidiary and for the Company and all of its consolidated subsidiaries.

Consolidating Statements of Operations and Comprehensive Income (Loss)
For the year ended December 31, 2018

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$1,091	$36	$1,440	$(226)	$2,341
Service revenue	2,117	33	1,914	—	4,064
Total revenue	3,208	69	3,354	(226)	6,405
Cost of products	1,000	32	1,182	(226)	1,988
Cost of services	1,443	13	1,286	—	2,742
Selling, general and administrative expenses	577	2	426	—	1,005
Research and development expenses	102	—	150	—	252
Asset impairment charges	210	—	17	—	227
Total operating expenses	3,332	47	3,061	(226)	6,214
Income (loss) from operations	(124)	22	293	—	191
Interest expense	(161)	—	(15)	8	(168)
Other income (expense), net	7	6	11	(8)	16
Income (loss) from continuing operations before income taxes	(278)	28	289	—	39
Income tax expense (benefit)	(56)	72	57	—	73
Income (loss) from continuing operations before earnings in subsidiaries	(222)	(44)	232	—	(34)
Equity in earnings of consolidated subsidiaries	184	237	—	(421)	—
Income (loss) from continuing operations	(38)	193	232	(421)	(34)
Income (loss) from discontinued operations, net of tax	(50)	—	(2)	—	(52)
Net income (loss)	$(88)	$193	$230	$(421)	$(86)
Net income (loss) attributable to noncontrolling interests	—	—	2	—	2
Net income (loss) attributable to NCR	$(88)	$193	$228	$(421)	$(88)
Total comprehensive income (loss)	(136)	118	174	(292)	(136)
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	—	—	—
Comprehensive income (loss) attributable to NCR common stockholders	$(136)	$118	$174	$(292)	$(136)

Consolidating Statements of Operations and Comprehensive Income (Loss)
For the year ended December 31, 2017

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$1,329	$91	$1,454	$(295)	$2,579
Service revenue	2,051	29	1,857	—	3,937
Total revenue	3,380	120	3,311	(295)	6,516
Cost of products	1,042	37	1,237	(295)	2,021
Cost of services	1,360	10	1,270	—	2,640
Selling, general and administrative expenses	490	3	430	—	923
Research and development expenses	184	—	57	—	241
Restructuring-related charges	—	—	—	—	—
Total operating expenses	3,076	50	2,994	(295)	5,825
Income (loss) from operations	304	70	317	—	691
Interest expense	(159)	—	(9)	5	(163)
Other income (expense), net	(74)	1	32	(5)	(46)
Income (loss) from continuing operations before income taxes	71	71	340	—	482
Income tax expense (benefit)	113	107	22	—	242
Income (loss) from continuing operations before earnings in subsidiaries	(42)	(36)	318	—	240
Equity in earnings of consolidated subsidiaries	279	291	—	(570)	—
Income (loss) from continuing operations	237	255	318	(570)	240
Income (loss) from discontinued operations, net of tax	(5)	—	—	—	(5)
Net income (loss)	$232	$255	$318	$(570)	$235
Net income (loss) attributable to noncontrolling interests	—	—	3	—	3
Net income (loss) attributable to NCR	$232	$255	$315	$(570)	$232
Total comprehensive income (loss)	238	269	317	(585)	239
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	1	—	1
Comprehensive income (loss) attributable to NCR common stockholders	$238	$269	$316	$(585)	$238

Consolidating Statements of Operations and Comprehensive Income (Loss)
For the year ended December 31, 2016

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Product revenue	$1,293	$111	$1,768	$(435)	$2,737
Service revenue	1,962	36	1,808	—	3,806
Total revenue	3,255	147	3,576	(435)	6,543
Cost of products	1,028	50	1,456	(435)	2,099
Cost of services	1,359	12	1,255	—	2,626
Selling, general and administrative expenses	526	4	374	—	904
Research and development expenses	160	—	65	—	225
Restructuring-related charges	3	—	12	—	15
Total operating expenses	3,076	66	3,162	(435)	5,869
Income (loss) from operations	179	81	414	—	674
Interest expense	(165)	—	(10)	5	(170)
Other income (expense), net	(42)	(23)	(55)	(5)	(125)
Income (loss) from continuing operations before income taxes	(28)	58	349	—	379
Income tax expense (benefit)	(20)	21	91	—	92
Income (loss) from continuing operations before earnings in subsidiaries	(8)	37	258	—	287
Equity in earnings of consolidated subsidiaries	291	304	—	(595)	—
Income (loss) from continuing operations	283	341	258	(595)	287
Income (loss) from discontinued operations, net of tax	(13)	—	—	—	(13)
Net income (loss)	$270	$341	$258	$(595)	$274
Net income (loss) attributable to noncontrolling interests	—	—	4	—	4
Net income (loss) attributable to NCR	$270	$341	$254	$(595)	$270
Total comprehensive income (loss)	215	277	195	(473)	214
Less comprehensive income (loss) attributable to noncontrolling interests	—	—	(1)	—	(1)
Comprehensive income (loss) attributable to NCR common stockholders	$215	$277	$196	$(473)	$215

Consolidating Balance Sheet
December 31, 2018

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$6	$8	$450	$—	$464
Accounts receivable, net	37	10	1,309	—	1,356
Inventories	288	4	514	—	806
Due from affiliates	708	2,092	457	(3,257)	—
Other current assets	137	47	255	(42)	397
Total current assets	1,176	2,161	2,985	(3,299)	3,023
Property, plant and equipment, net	245	1	113	—	359
Goodwill	2,168	—	524	—	2,692
Intangibles, net	536	—	59	—	595
Prepaid pension cost	—	—	140	—	140
Deferred income taxes	317	—	149	(18)	448
Investments in subsidiaries	3,244	2,854	—	(6,098)	—
Due from affiliates	16	1	35	(52)	—
Other assets	453	4	47	—	504
Total assets	$8,155	$5,021	$4,052	$(9,467)	$7,761

Liabilities and stockholders’ equity
Current liabilities
Short-term borrowings	$85	$—	$100	$—	$185
Accounts payable	397	2	498	—	897
Payroll and benefits liabilities	141	—	97	—	238
Deferred service revenue and customer deposits	221	5	235	—	461
Due to affiliates	2,177	143	937	(3,257)	—
Other current liabilities	201	6	336	(42)	501
Total current liabilities	3,222	156	2,203	(3,299)	2,282
Long-term debt	2,978	—	2	—	2,980
Pension and indemnity plan liabilities	502	—	257	—	759
Postretirement and postemployment benefits liabilities	18	3	97	—	118
Income tax accruals	19	5	67	—	91
Due to affiliates	—	36	16	(52)	—
Other liabilities	162	24	91	(18)	259
Total liabilities	6,901	224	2,733	(3,369)	6,489
Redeemable noncontrolling interest	—	—	14	—	14
Series A convertible preferred stock	859	—	—	—	859
Stockholders’ equity
Total NCR stockholders’ equity	395	4,797	1,301	(6,098)	395
Noncontrolling interests in subsidiaries	—	—	4	—	4
Total stockholders’ equity	395	4,797	1,305	(6,098)	399
Total liabilities and stockholders’ equity	$8,155	$5,021	$4,052	$(9,467)	$7,761

Consolidating Balance Sheet
December 31, 2017

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$97	$11	$429	$—	$537
Accounts receivable, net	62	12	1,196	—	1,270
Inventories	311	7	462	—	780
Due from affiliates	646	1,801	283	(2,730)	—
Other current assets	78	39	162	(36)	243
Total current assets	1,194	1,870	2,532	(2,766)	2,830
Property, plant and equipment, net	207	—	134	—	341
Goodwill	2,228	—	513	—	2,741
Intangibles, net	503	—	75	—	578
Prepaid pension cost	—	—	118	—	118
Deferred income taxes	334	—	157	(31)	460
Investments in subsidiaries	3,008	2,942	—	(5,950)	—
Due from affiliates	31	1	39	(71)	—
Other assets	472	63	51	—	586
Total assets	$7,977	$4,876	$3,619	$(8,818)	$7,654

Liabilities and stockholders’ equity
Current liabilities
Short-term borrowings	$52	$—	$—	$—	$52
Accounts payable	382	—	380	—	762
Payroll and benefits liabilities	124	—	95	—	219
Deferred service revenue and customer deposits	216	6	236	—	458
Due to affiliates	1,884	130	716	(2,730)	—
Other current liabilities	204	5	225	(36)	398
Total current liabilities	2,862	141	1,652	(2,766)	1,889
Long-term debt	2,937	—	2	—	2,939
Pension and indemnity plan liabilities	515	—	283	—	798
Postretirement and postemployment benefits liabilities	20	3	110	—	133
Income tax accruals	20	5	123	—	148
Due to affiliates	—	39	32	(71)	—
Other liabilities	94	36	101	(31)	200
Total liabilities	6,448	224	2,303	(2,868)	6,107
Redeemable noncontrolling interest	—	—	15	—	15
Series A Convertible Preferred Stock	810	—	—	—	810
Stockholders’ equity
Total NCR stockholders’ equity	719	4,652	1,298	(5,950)	719
Noncontrolling interests in subsidiaries	—	—	3	—	3
Total stockholders’ equity	719	4,652	1,301	(5,950)	722
Total liabilities and stockholders’ equity	$7,977	$4,876	$3,619	$(8,818)	$7,654

Consolidating Statement of Cash Flows
For the year ended December 31, 2018

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$353	$(138)	$375	$(18)	$572
Investing activities
Expenditures for property, plant and equipment	(109)	—	(34)	—	(143)
Additions to capitalized software	(144)	—	(26)	—	(170)
Investments in equity affiliates	(14)	—	—	14	—
Proceeds from (payments of) intercompany notes	228	135	—	(363)	—
Acquisitions	(206)	—	—	—	(206)
Proceeds from the sale of PPE	1	—	2	—	3
Other investing activities, net	(4)	—	—	—	(4)
Net cash provided by (used in) investing activities	(248)	135	(58)	(349)	(520)
Financing activities
Tax withholding payments on behalf of employees	(36)	—	—	—	(36)
Repurchases of Company common stock	(210)	—	—	—	(210)
Short term borrowings, net	(1)	—	—	—	(1)
Borrowings on term facility	—	—	—	—	—
Payments of term credit facilities	(51)	—	—	—	(51)
Proceeds from employee stock plans	20	—	—	—	20
Payments on revolving credit facilities	(1,755)	—	(478)	—	(2,233)
Borrowings on revolving credit facilities	1,875	—	578	—	2,453
Equity contribution	—	—	14	(14)	—
Dividends distribution to consolidated subsidiaries	—	—	(18)	18	—
Borrowings (repayments) of intercompany notes	—	—	(363)	363	—
Net cash provided by (used in) financing activities	(158)	—	(267)	367	(58)
Cash flows from discontinued operations
Net cash used in discontinued operations operating activities	(36)	—	—	—	(36)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1)	—	(24)	—	(25)
Increase (decrease) in cash, cash equivalents and restricted cash	(90)	(3)	26	—	(67)
Cash, cash equivalents and restricted cash at beginning of period	97	11	435	—	543
Cash, cash equivalents and restricted cash at end of period	$7	$8	$461	$—	$476

In millions	December 31, 2018
Reconciliation of cash, cash equivalents and restricted cash as shown in the Consolidated Statements of Cash Flows	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$6	$8	$450	$—	$464
Restricted cash included in Other assets	1	—	11	—	12
Total cash, cash equivalents and restricted cash	$7	$8	$461	$—	$476

Consolidating Statement of Cash Flows
For the year ended December 31, 2017

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$459	$(180)	$483	$(10)	$752
Investing activities
Expenditures for property, plant and equipment	(87)	—	(41)	—	(128)
Additions to capitalized software	(133)	—	(33)	—	(166)
Proceeds from (payments of) intercompany notes	230	180	2	(412)	—
Acquisitions	(8)	—	—	—	(8)
Proceeds from the sale of PPE	—	—	6	—	6
Proceeds from divestitures	3	—	—	—	3
Investments in equity affiliates	3	—	—	(3)	—
Other investing activities, net	(1)	—	4	—	3
Net cash provided by (used in) investing activities	7	180	(62)	(415)	(290)
Financing activities
Short term borrowings, net	(5)	—	1	—	(4)
Payments on term credit facilities	(56)	—	(5)	—	(61)
Payments on revolving credit facilities	(1,700)	—	(240)	—	(1,940)
Borrowings on revolving credit facilities	1,700	—	240	—	1,940
Tax withholding payments on behalf of employees	(31)	—	—	—	(31)
Proceeds from employee stock plans	15	—	—	—	15
Other financing activities	(1)	—	(2)	—	(3)
Dividend distribution to consolidated subsidiaries	—	—	(10)	10	—
Repurchases of Company common stock	(350)	—	—	—	(350)
Equity contribution	—	—	(3)	3	—
Borrowings (repayments) of intercompany notes	—	(2)	(410)	412	—
Net cash provided by (used in) financing activities	(428)	(2)	(429)	425	(434)
Cash flows from discontinued operations
Net cash used in discontinued operations operating activities	(8)	—	—	—	(8)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	1	15	—	16
Increase (decrease) in cash, cash equivalents and restricted cash	30	(1)	7	—	36
Cash, cash equivalents and restricted cash at beginning of period	67	12	428	—	507
Cash, cash equivalents and restricted cash at end of period	$97	$11	$435	$—	$543

In millions	December 31, 2017
Reconciliation of cash, cash equivalents and restricted cash as shown in the Consolidated Statements of Cash Flows	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$97	$11	$429	$—	$537
Restricted cash included in Other assets	—	—	6	—	6
Total cash, cash equivalents and restricted cash	$97	$11	$435	$—	$543

Consolidating Statement of Cash Flows
For the year ended December 31, 2016

(in millions)	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	336	(160)	723	(3)	896
Investing activities
Expenditures for property, plant and equipment	(33)	—	(40)	—	(73)
Additions to capitalized software	(114)	—	(40)	—	(154)
Proceeds from (payments of) intercompany notes	365	115	—	(480)	—
Proceeds from divestitures	22	—	25	—	47
Investments in equity affiliates	(9)	50	—	(41)	—
Other investing activities, net	(9)	—	—	—	(9)
Net cash provided by (used in) investing activities	222	165	(55)	(521)	(189)
Financing activities
Short term borrowings, net	(4)	—	(4)	—	(8)
Payments on revolving credit facilities	(89)	—	(8)	—	(97)
Payments on revolving credit facilities	(1,151)	—	(280)	—	(1,431)
Borrowings on revolving credit facilities	1,051	—	280	—	1,331
Tax withholding payments on behalf of employees	(16)	—	—	—	(16)
Proceeds from employee stock plans	15	—	—	—	15
Debt issuance costs	(9)	—	—	—	(9)
Dividend distribution to consolidated subsidiaries	—	—	(53)	53	—
Other financing activities	—	—	(2)	—	(2)
Equity contribution	—	—	9	(9)	—
Borrowings (repayments) of intercompany notes	(16)	—	(464)	480	—
Tender offer share repurchase	(250)	—	—	—	(250)
Net cash provided by (used in) financing activities	(469)	—	(522)	524	(467)
Cash flows from discontinued operations
Net cash used in discontinued operations operating activities	(39)	—	—	—	(39)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	(13)	(16)	—	(29)
Increase (decrease) in cash, cash equivalents and restricted cash	50	(8)	130	—	172
Cash, cash equivalents and restricted cash at beginning of period	17	20	298	—	335
Cash, cash equivalents and restricted cash at end of period	$67	$12	$428	$—	$507

In millions	December 31, 2016
Reconciliation of cash, cash equivalents and restricted cash as shown in the Consolidated Statements of Cash Flows	Parent Issuer	Guarantor Subsidiary	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$67	$12	$419	$—	$498
Restricted cash included in Other assets	—	—	9	—	9
Total cash, cash equivalents and restricted cash	$67	$12	$428	$—	$507